Appendix 2.2 Additional Information No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales and Purchases of Energy and Capacity [Member] - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Energy And Power [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	$ 1,052,873,402	$ 812,406,845
Energy Purchases	163,111,943	248,111,074
Energy and Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	57,684,300	38,856,793
Energy Purchases	$ 22,333,297	$ 23,547,980